Dividends paid and proposed	12 Months Ended
Dec. 31, 2017
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Dividends paid and proposed
25.	Dividends paid and proposed

Dividends paid and proposed by the Group to the shareholders of the parent are presented below:

	2015	2016	2017
Proposed, declared and approved during the year:
2017: Final dividend for 2016: U.S.$ 11,520,798, Interim dividend for 2017: U.S.$ 26,113,788 (2016: Final dividend for 2015: U.S.$ 30,210,153, Interim dividend for 2016: U.S.$ 39,943,003 2015: Interim dividend for 2015: U.S.$ 13,640,343)	694	4,843	2,207
Paid during the period*:
2017: Final dividend for 2016: U.S.$ 11,520,798, Interim dividend for 2017: U.S.$ 26,113,788 (2016: Final dividend for 2015: U.S.$ 30,210,153, Interim dividend for 2016: U.S.$ 39,943,003 2015: Interim dividend for 2015: U.S.$ 13,640,343)	699	4,628	2,148
Proposed for approval (not recognized as a liability as of December 31):
2017: nill 2016: Final dividend for 2016: U.S.$ 11,513,436 2015: Final dividend for 2015: U.S.$ 30,209,301	2,237	679	—
Dividends payable as of December 31	—	—	—

*	The difference between paid and declared dividends represents foreign exchange movement